General information and significant accounting policies (Policies)	3 Months Ended
Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of preparation
1.3.	Basis of preparation

The accompanying unaudited condensed interim consolidated financial statements, which include the accounts of ASC and its subsidiaries, have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. All subsidiaries are 100% directly or indirectly owned by ASC. All intercompany balances and transactions have been eliminated on consolidation. Certain prior period amounts have been reclassified to be consistent with the current period’s presentation. These unaudited condensed interim consolidated statements and the accompanying notes should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto for the year ended December 31, 2017.

Except as described below, in note 1.4 Summary of significant accounting policies, these unaudited condensed interim consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows as at and for the periods presented.

The condensed consolidated balance sheet as of December 31, 2017 has been derived from the audited financial statements at that date but does not include all of the footnotes required by U.S. GAAP for complete financial statements.

Summary of significant accounting policies
1.4.	Summary of significant accounting policies

There have been the following changes in the Company’s significant accounting policies for the three months ended March 31, 2018 as compared to the significant accounting policies described in the Company’s audited consolidated financial statements for the year ended December 31, 2017. The Company implemented two new accounting policies (ASC 606, Revenue from Contracts with Customers and ASC 842, Leases), which were applied using the modified retrospective method. Any adjustments would be presented as a cumulative adjustment to opening retained earnings. The implementation of ASC 606 did not have a material impact on the financial statements. The implementation of ASC 842 required the Company to recognize on the balance sheet a right of use asset and corresponding liability in respect of all material lease contracts. The date of implementation for new accounting policies was January 1, 2018 with ASC 842 being early adopted.

Lease revenue from voyage charters
1.4.1.	Lease revenue from voyage charters

In spot charters where we provide the necessary means in order for our customers to utilize the best transportation needs for their requirements, we have determined that these spot charters should be considered operating leases. For charters where the customer only requires a method of transportation, these charters are considered to be transportation services.

For those spot charters that we have determined are operating leases, the Company is the lessor, and the charterer has the right to obtain substantially all of the benefits and direct how and for what purposes the vessel will be used from signing of a contract or discharge (if there is a previous commitment). Under these charters there are no substantive substitution rights. Voyage costs will be recognized over the term of the lease. Initial costs are deferred and expensed following the same treatment as the voyage costs.

Lease revenues from voyage charters on the spot market, are recognized ratably on a discharge-to-discharge basis, i.e. from when cargo is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage, provided an agreed non-cancellable charter between Ardmore and the charterer is in existence, the charter rate is fixed or determinable and collectability is reasonably assured. Lease revenue under voyage charters will not be recognized until a charter has been agreed even if the vessel has discharged its previous cargo and is proceeding to an anticipated port of loading. Demurrage revenue, which is included in lease revenues from voyages, represents payments by the charterer to Ardmore when the loading or discharging time exceeds the stipulated time in the voyage charter, and is recognized ratably on a discharge-to-discharge basis, i.e. from when cargo is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage, the amount is fixed or determinable and collection is reasonably assured.

Service revenue from voyages
1.4.2.	Service revenue from voyages

Voyage charters on the spot market that do not meet the lease definition are recognized ratably on a load-to-discharge basis, i.e. from when cargo is loaded at the port to when it is discharged after the next voyage. Demurrage revenue, which is included in voyage revenues, represents payments by the charterer to Ardmore when the loading or discharging time exceeds the stipulated time in the voyage charter, and is recognized ratably on a load-to-discharge basis i.e. from when cargo is loaded at port to when it is discharged after the next voyage, the amount is fixed or determinable and collection is reasonably assured. Voyage costs will be recognized over the length of the voyage as the performance obligation is satisfied. Initial costs to obtain a contract are deferred and expensed following the same treatment as the voyage costs.

Operating leases
1.4.3.	Operating leases

Operating leases relate to long-term commitments for our offices. Ardmore recognizes on the balance sheet the right to use those assets and corresponding liability in respect of all material lease contracts.

Finance leases
1.4.4.	Finance leases

Following the implementation of ASC 842, Leases, the transactions for the sale and leaseback of vessels, which were previously classified as capital leases under ASC 840, are now classified as finance leases with no other changes.

Share based payments
1.5.	Share based payments

The Company may grant share-based payment awards, such as restricted stock units or stock appreciation rights, as incentive-based compensation to certain employees and directors. The Company measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period, which generally equals the vesting period. If the award contains a market condition, such conditions are included in the determination of the fair value of the stock unit. Once the fair value has been determined, the associated expense is recognized in the consolidated statement of operations over the requisite service period. For additional information, please see Note 7 (“Stock appreciation rights”).

Recent accounting pronouncements
1.6.	Recent accounting pronouncements

In August 2016, the Financial Accounting Standards Board (FASB) issued an update to ASC 230, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, based on a consensus of the Emerging Issues Task Force (EITF), to address the classification of certain cash receipts and cash payments on the statement of cash flows. The new guidance also clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. The standard will be effective for annual and interim periods beginning after December 15, 2017, with early adoption permitted. Entities are required to apply the guidance retrospectively. The implementation of this standard on January 1, 2018 did not represent a significant impact on the consolidated financial statements and related disclosures.

In November 2016, the FASB issued an update to ASC 230, Statement of Cash Flows (Topic 230): Restricted Cash, to address classification of activity related to restricted cash and restricted cash equivalents in the cash flows. The standard eliminates the presentation of transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. When cash, cash equivalents, restricted cash and restricted cash equivalents are presented in more than one-line item on the balance sheet, a reconciliation of the totals in the cash flows to the related captions in the balance sheet are required, either on the face of the cash flow or in the notes to the financial statements. Additional disclosures are required for the nature of the restricted cash and restricted cash equivalents. The standard will be effective for fiscal years and interim periods beginning after December 15, 2017. Early adoption is permitted. The implementation of this standard on January 1, 2018 did not represent a significant impact on the consolidated financial statements and related disclosures.

In February 2017, the FASB issued ASC 610, Other Income – Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20). This standard contains final guidance that clarifies the scope and application of ASC 610-20 on the sale or transfer of non-financial assets and in substance non-financial assets to non-customers, including partial sales. This standard applies to non-financial assets, including real estate, ships and intellectual property, and clarifies that the derecognition of all businesses is in the scope of ASC 810. This standard will be effective for annual and interim periods beginning after December 15, 2017, with early adoption permitted. The implementation of this standard on January 1, 2018 did not represent a significant impact on the consolidated financial statements and related disclosures.

The FASB is expected to issue a proposal removing the requirement to disclose separately lease and non-lease components of obligations. This will affect the Company’s implementation of ASC 842, Leases, with the Company no longer being required to disclose lease and non-lease components of lease revenue as the timing and pattern of revenue recognition would be the same for the non-lease component and the related lease component. The combined single lease component would be classified as an operating lease. However, as this proposal is not yet in effect as of March 31, 2018, the Company has disclosed the lease and non-lease components of revenue for the three months ended March 31, 2018. Please refer to Note 4.1 to the financial statements.

Financial instruments
1.7.	Financial instruments

The carrying values of cash and cash equivalents, accounts receivable and accounts payable reported in the consolidated balance sheet are reasonable estimates of their fair values due to their short-term nature. The fair values of long-term debt approximate the recorded values due to the variable interest rates payable.